THE ADVISORS' INNER CIRCLE FUND II

                         CLEAR RIVER FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 26, 2013
                                     TO THE
                                   PROSPECTUS
                            DATED NOVEMBER 28, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At the February 12, 2013 meeting of the Board of Trustees of The Advisors' Inner Circle Fund II, the Trustees approved a change in the Fund's secondary benchmark index from an 80/20 hybrid of the Russell 3000 and MSCI EAFE Indices to a 70/30 hybrid of the Russell 3000 and MSCI EAFE Indices in order to better reflect Abbot Downing Investment Advisors', the Fund's investment adviser, long-term strategic allocation to international equities.

In addition, effective May 1, 2013, Martin Hargrave became a portfolio manager of the Fund and Thomas Hull ceased serving as a portfolio manager of the Fund.

Accordingly, the Prospectus is amended as follows:

1. THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011" HEADING ON PAGE 11 OF THE PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                           SINCE INCEPTION
                                                                           1 YEAR             (2/3/09)
------------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                        (2.75)%             14.68%
Return After Taxes on Distributions                                        (3.73)%             14.17%
Return After Taxes on Distributions and Sale of Fund Shares                (0.52)%             12.68%
Russell 3000 Index                                                          1.03%              18.85%*
(reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index                                                           (12.14)%             11.77%*
(reflects no deduction for fees, expenses, or taxes)
70/30 Hybrid Russell 3000 and MSCI EAFE Index                              (3.06)%             16.79%*
(reflects no deduction for fees, expenses, or taxes)**
80/20 Hybrid Russell 3000 and MSCI EAFE Index                              (1.71)%             17.48%*
(reflects no deduction for fees, expenses, or taxes)**


*    Index returns are as of January 31, 2009.

** The Fund has changed its benchmark from an 80/20 hybrid of the Russell 3000 and MSCI EAFE Indices to a 70/30 hybrid of the Russell 3000 and MSCI EAFE Indices in order to reflect the Adviser's long-term strategic allocation to international equities.

2. THE REFERENCE TO MR. HULL IS DELETED FROM THE SUBSECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 11 OF THE PROSPECTUS, AND THE FOLLOWING IS ADDED AT THE END OF THE SUBSECTION:

Martin Hargrave, Portfolio Manager, has managed the Fund since 2013.

3. THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 17 OF THE PROSPECTUS IS DELETED AND REPLACED BY:

The Fund is managed by a team of investment professionals headed by Messrs. Jeffrey Erickson and Martin Hargrave and Ms. Carol Schleif. Although Messrs. Erickson and Hargrave and Ms. Schleif are primarily responsible for making investment decisions for the Fund, a number of investment team members play an integral part in generating investment ideas and making recommendations for the Fund. Following are the members of the Fund's management team. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

4. THE SECOND PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 17 OF THE PROSPECTUS IS DELETED, AND THE FOLLOWING IS ADDED AT THE END OF THE SUBSECTION:

Mr. Martin Hargrave has been with the Adviser and has served as portfolio manager since November 2012. He co-manages the Adviser's small cap equity strategy. Prior to joining the Adviser, Mr. Hargrave managed small- and mid-cap equity strategies for Fifth Third Asset Management and its predecessor company. He has co-managed the Fund since 2013. Mr. Hargrave has over 21 years of investment experience.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 LHI-SK-006-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                         CLEAR RIVER FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 26, 2013
                                     TO THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            DATED NOVEMBER 28, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective May 1, 2013, Martin Hargrave became a portfolio manager of the Fund and Thomas Hull ceased serving as a portfolio manager of the Fund.

Accordingly, the SAI is amended as follows:

1. THE REFERENCE TO MR. HULL IN THE CHART UNDER THE SUBSECTION ENTITLED "FUND SHARES OWNED BY PORTFOLIO MANAGERS" ON PAGE 37 OF THE SAI IS DELETED, AND THE FOLLOWING IS ADDED AS THE FINAL ROW OF THE CHART:

--------------------------------------------------------------------------------
NAME                                          DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Martin Hargrave                                          None(2)
--------------------------------------------------------------------------------

(2)  Provided as of June 26, 2013.

2. THE SECOND SENTENCE UNDER THE SUBSECTION ENTITLED "OTHER ACCOUNTS" ON PAGE 37 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

The information below is provided as of July 31, 2012, unless otherwise noted.

3. THE REFERENCE TO MR. HULL IN THE CHART UNDER THE SUBSECTION ENTITLED "OTHER ACCOUNTS" ON PAGE 37 OF THE SAI IS DELETED, AND THE FOLLOWING IS ADDED AS THE FINAL ROW OF THE CHART:

-----------------------------------------------------------------------------------------------
                           REGISTERED             OTHER POOLED
                     INVESTMENT COMPANIES     INVESTMENT VEHICLES         OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------
                                                            TOTAL
                                                           ASSETS
                   NUMBER OF   TOTAL ASSETS    NUMBER OF    (IN       NUMBER OF    TOTAL ASSETS
NAME               ACCOUNTS    (IN MILLIONS)   ACCOUNTS   MILLIONS)   ACCOUNTS    (IN MILLIONS)
-----------------------------------------------------------------------------------------------
Martin Hargrave(1)     0            $0             0         $0          0            $0
-----------------------------------------------------------------------------------------------

(1)     Provided as of June 26, 2013.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.






                                                                 LHI-SK-007-0100